LEASES - Other information related to leases (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	$ 27,748	¥ 193,174
Operating cash payments for finance leases	$ 47,921	¥ 333,614